Average Annual Total Returns - Brighthouse/Templeton International Bond Portfolio	Apr. 30, 2021
FTSEWorldGovernmentBondIndexWGBIexUSreflectsnodeductionformutualfundfeesorexpenses [Member]
Average Annual Return:
1 Year	10.78%
5 Years	5.17%
10 Years	1.88%
Class A
Average Annual Return:
1 Year	(5.75%)
5 Years	(0.34%)
10 Years	1.06%
Class B
Average Annual Return:
1 Year	(5.91%)
5 Years	(0.58%)
10 Years	0.81%